Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance	Shares of common stock reserved for future issuance on an as-converted basis were as follows (in thousands):

	As of December 31,
	2021	2020
Redeemable convertible preferred stock	—	190,477
Stock options outstanding	58,278	46,973
Unvested restricted stock units (RSUs)	2,511	—
Shares reserved for future award issuances	77,924	12,558
Total	138,713	250,008

Summary of Stock Option Activity
A summary of the Company’s stock option activity for the year ended December 31, 2021 and related information is as follows (in thousands, except per share data):

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balances at December 31, 2020	46,973	$1.80	7.8	$28,467
Options granted	25,262	$3.05
Options exercised	(10,325)	$1.48
Options forfeited or expired	(3,632)	$2.50
Balances at December 31, 2021	58,278	$2.35	8.1	$322,799
Options vested and exercisable at December 31, 2021	23,443	$1.72	6.6	$144,608

Schedule of Restricted Stock Unit Activity
A summary of the Company’s RSU activity for the year ended December 31, 2021 and related information is as follows (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2020	—	$—
RSUs granted	2,701	$8.74
RSUs vested	(166)	$8.91
RSUs forfeited	(24)	$7.68
Unvested at December 31, 2021	2,511	$8.74

Schedule of Assumptions Used to Calculate Fair Value of Stock Option Grants
The following assumptions were used to calculate the fair value of employee and non-employee stock option grants made during the following periods:

	Years Ended December 31,
	2021	2020
Expected volatility	53.7% - 54.5%	48.8% -53.4%
Expected term (years)	6.3	6.0
Risk-free interest rate	1.1%	0.6%
Expected dividend yield	—	—
Fair value of common stock per share	$4.92 - $6.83	$3.89 - $4.23

Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation expense in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$1,466	$905
Research and development	20,690	10,235
Sales and marketing	6,388	3,403
General and administrative	18,970	8,065
Total	$47,514	$22,608